Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2019
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Condensed Consolidated Statement of Financial Position
Condensed Consolidated Statement of Financial Position

As at December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$107,746	$271,100	$(340)	$378,527
Investments in unconsolidated subsidiaries	57,068	7,467	16,983	(81,518)	–
Reinsurance assets	–	61,310	10,080	(29,944)	41,446
Other assets	406	20,859	45,111	(20,327)	46,049
Segregated funds net assets	–	181,982	162,845	(1,719)	343,108
Total assets	$57,495	$379,364	$506,119	$(133,848)	$809,130
Liabilities and equity
Insurance contract liabilities	$–	$157,398	$224,378	$(30,615)	$351,161
Investment contract liabilities	–	1,091	2,014	(1)	3,104
Other liabilities	537	21,311	48,226	(20,086)	49,988
Long-term debt	4,543	–	–	–	4,543
Capital instruments	3,277	599	3,244	–	7,120
Segregated funds net liabilities	–	181,982	162,845	(1,719)	343,108
Shareholders’ equity	49,138	16,983	64,444	(81,427)	49,138
Participating policyholders’ equity	–	–	(243)	–	(243)
Non-controlling interests	–	–	1,211	–	1,211
Total liabilities and equity	$57,495	$379,364	$506,119	$(133,848)	$809,130
Condensed Consolidated Statement of Financial Position

As at December 31, 2018	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$105,043	$248,962	$(362)	$353,664
Investments in unconsolidated subsidiaries	54,015	7,356	17,738	(79,109)	–
Reinsurance assets	–	63,435	9,136	(29,518)	43,053
Other assets	331	17,025	42,534	(19,545)	40,345
Segregated funds net assets	–	168,476	146,671	(1,938)	313,209
Total assets	$54,367	$361,335	$465,041	$(130,472)	$750,271
Liabilities and equity
Insurance contract liabilities	$–	$155,162	$203,682	$(30,190)	$328,654
Investment contract liabilities	–	1,191	2,076	(2)	3,265
Other liabilities	275	18,136	45,393	(19,313)	44,491
Long-term debt	4,769	–	–	–	4,769
Capital instruments	3,359	632	4,741	–	8,732
Segregated funds net liabilities	–	168,476	146,671	(1,938)	313,209
Shareholders’ equity	45,964	17,738	61,291	(79,029)	45,964
Participating policyholders’ equity	–	–	94	–	94
Non-controlling interests	–	–	1,093	–	1,093
Total liabilities and equity	$54,367	$361,335	$465,041	$(130,472)	$750,271

Condensed Consolidated Statement of Income
Condensed Consolidated Statement of Income

For the year ended December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,599	$33,620	$(1,160)	$41,059
Premiums ceded to reinsurers	–	(3,575)	(3,066)	1,160	(5,481)
Net premium income	–	5,024	30,554	–	35,578
Net investment income (loss)	355	12,128	22,108	(998)	33,593
Net other revenue	16	2,866	11,447	(3,930)	10,399
Total revenue	371	20,018	64,109	(4,928)	79,570
Contract benefits and expenses
Net benefits and claims	–	17,133	41,220	(2,438)	55,915
Commissions, investment and general expenses	20	3,299	13,938	(1,530)	15,727
Other expenses	421	206	2,041	(960)	1,708
Total contract benefits and expenses	441	20,638	57,199	(4,928)	73,350
Income (loss) before income taxes	(70)	(620)	6,910	–	6,220
Income tax (expense) recovery	18	347	(1,083)	–	(718)
Income (loss) after income taxes	(52)	(273)	5,827	–	5,502
Equity in net income (loss) of unconsolidated subsidiaries	5,654	772	499	(6,925)	–
Net income (loss)	$5,602	$499	$6,326	$(6,925)	$5,502
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$233	$–	$233
Participating policyholders	–	2	(333)	(2)	(333)
Shareholders	5,602	497	6,426	(6,923)	5,602
	$5,602	$499	$6,326	$(6,925)	$5,502
Condensed Consolidated Statement of Income

For the year ended December 31, 2018	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Gross premiums	$–	$8,452	$31,814	$(1,116)	$39,150
Premiums ceded to reinsurers	–	(14,149)	(2,105)	1,116	(15,138)
Net premium income	–	(5,697)	29,709	–	24,012
Net investment income (loss)	445	907	4,126	(946)	4,532
Net other revenue	(2)	1,799	9,791	(1,160)	10,428
Total revenue	443	(2,991)	43,626	(2,106)	38,972
Contract benefits and expenses
Net benefits and claims	–	(7,403)	22,862	475	15,934
Commissions, investment and general expenses	19	3,427	14,052	(1,660)	15,838
Other expenses	380	233	1,989	(921)	1,681
Total contract benefits and expenses	399	(3,743)	38,903	(2,106)	33,453
Income (loss) before income taxes	44	752	4,723	–	5,519
Income tax (expense) recovery	(11)	223	(844)	–	(632)
Income (loss) after income taxes	33	975	3,879	–	4,887
Equity in net income (loss) of unconsolidated subsidiaries	4,767	1,206	2,181	(8,154)	–
Net income (loss)	$4,800	$2,181	$6,060	$(8,154)	$4,887
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$214	$–	$214
Participating policyholders	–	(10)	(127)	10	(127)
Shareholders	4,800	2,191	5,973	(8,164)	4,800
	$4,800	$2,181	$6,060	$(8,154)	$4,887

Consolidated Statement of Cash Flows
Consolidated Statement of Cash Flows

For the year ended December 31, 2019	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,602	$499	$6,326	$(6,925)	$5,502
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,654)	(772)	(499)	6,925	–
Increase (decrease) in insurance contract liabilities	–	11,381	22,346	–	33,727
Increase (decrease) in investment contract liabilities	–	51	119	–	170
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	(1,236)	679	–	(557)
Amortization of (premium) discount on invested assets	–	40	77	–	117
Other amortization	5	118	503	–	626
Net realized and unrealized (gains) losses and impairment on assets	(12)	(7,105)	(13,148)	–	(20,265)
Deferred income tax expense (recovery)	(18)	(192)	(244)	–	(454)
Stock option expense	–	(1)	12	–	11
Cash provided by (used in) operating activities before undernoted items	(77)	2,783	16,171	–	18,877
Dividends from unconsolidated subsidiary	3,000	623	1,123	(4,746)	–
Changes in policy related and operating receivables and payables	(39)	(146)	1,850	–	1,665
Cash provided by (used in) operating activities	2,884	3,260	19,144	(4,746)	20,542
Investing activities
Purchases and mortgage advances	–	(24,898)	(55,712)	–	(80,610)
Disposals and repayments	–	22,324	43,009	–	65,333
Changes in investment broker net receivables and payables	–	631	528	–	1,159
Investment in common shares of subsidiaries	(404)	–	–	404	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	288	–	288
Capital contribution to unconsolidated subsidiaries	–	(1)	–	1	–
Return of capital from unconsolidated subsidiaries	–	177	–	(177)	–
Notes receivable from parent	–	–	(157)	157	–
Notes receivable from subsidiaries	(1)	13	–	(12)	–
Cash provided by (used in) investing activities	(405)	(1,754)	(12,044)	373	(13,830)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	–	–	266	–	266
Redemption of capital instruments	–	–	(1,500)	–	(1,500)
Secured borrowings from securitization transactions	–	–	107	–	107
Changes in deposits from Bank clients, net	–	–	1,819	–	1,819
Lease payments	–	(8)	(109)	–	(117)
Shareholders’ dividends paid in cash	(1,398)	–	–	–	(1,398)
Dividends paid to parent	–	(1,123)	(3,623)	4,746	–
Contributions from (distributions to) non-controlling interests, net	–	–	(22)	–	(22)
Common shares repurchased	(1,339)	–	–	–	(1,339)
Common shares issued, net	104	–	404	(404)	104
Capital contributions by parent	–	–	1	(1)	–
Return of capital to parent	–	–	(177)	177	–
Notes payable to parent	–	–	(12)	12	–
Notes payable to subsidiaries	157	–	–	(157)	–
Cash provided by (used in) financing activities	(2,476)	(1,131)	(2,846)	4,373	(2,080)
Cash and short-term securities
Increase (decrease) during the year	3	375	4,254	–	4,632
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(128)	(336)	–	(466)
Balance, beginning of year	21	2,317	13,044	–	15,382
Balance, end of year	22	2,564	16,962	–	19,548
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	21	2,783	13,411	–	16,215
Net payments in transit, included in other liabilities	–	(466)	(367)	–	(833)
Net cash and short-term securities, beginning of year	21	2,317	13,044	–	15,382
End of year
Gross cash and short-term securities	22	3,058	17,220	–	20,300
Net payments in transit, included in other liabilities	–	(494)	(258)	–	(752)
Net cash and short-term securities, end of year	$22	$2,564	$16,962	$–	$19,548
Supplemental disclosures on cash flow information:
Interest received	$422	$4,252	$7,823	$(948)	$11,549
Interest paid	423	83	1,741	(948)	1,299
Income taxes paid (refund)	–	(788)	892	–	104

Consolidated Statement of Cash Flows

For the year ended December 31, 2018	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$4,800	$2,181	$6,060	$(8,154)	$4,887
Adjustments:
Equity in net income of unconsolidated subsidiaries	(4,767)	(1,206)	(2,181)	8,154	–
Increase (decrease) in insurance contract liabilities	–	(5,273)	8,180	–	2,907
Increase (decrease) in investment contract liabilities	–	(86)	121	–	35
(Increase) decrease in reinsurance assets excluding coinsurance transactions	–	1,609	(716)	–	893
Amortization of (premium) discount on invested assets	–	58	154	–	212
Other amortization	4	225	518	–	747
Net realized and unrealized (gains) losses and impairment on assets	(11)	4,158	4,580	–	8,727
Deferred income tax expense (recovery)	11	679	240	–	930
Stock option expense	–	–	10	–	10
Cash provided by (used in) operating activities before undernoted items	37	2,345	16,966	–	19,348
Dividends from unconsolidated subsidiary	2,700	819	777	(4,296)	–
Changes in policy related and operating receivables and payables	251	(907)	496	–	(160)
Cash provided by (used in) operating activities	2,988	2,257	18,239	(4,296)	19,188
Investing activities
Purchases and mortgage advances	–	(38,799)	(62,373)	–	(101,172)
Disposals and repayments	–	35,817	46,294	–	82,111
Changes in investment broker net receivables and payables	–	(169)	41	–	(128)
Investment in common shares of subsidiaries	(1,284)	–	–	1,284	–
Net cash flows from acquisition and disposal of subsidiaries and businesses	–	–	187	–	187
Capital contribution to unconsolidated subsidiaries	–	(14)	–	14	–
Return of capital from unconsolidated subsidiaries	–	72	–	(72)	–
Notes receivable from parent	–	–	(83)	83	–
Notes receivable from subsidiaries	(23)	(61)	–	84	–
Cash provided by (used in) investing activities	(1,307)	(3,154)	(15,934)	1,393	(19,002)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	–	–	(189)	–	(189)
Redemption of long-term debt	(400)	–	–	–	(400)
Issue of capital instruments, net	597	–	–	–	597
Redemption of capital instruments	–	–	(450)	–	(450)
Secured borrowings from securitization transactions	–	–	250	–	250
Changes in deposits from Bank clients, net	–	–	1,490	–	1,490
Shareholders’ dividends paid in cash	(1,788)	–	–	–	(1,788)
Contributions from (distributions to) non-controlling interests, net	–	–	(60)	–	(60)
Common shares repurchased	(478)	–	–	–	(478)
Common shares issued, net	59	–	1,284	(1,284)	59
Preferred shares issued, net	245	–	–	–	245
Dividends paid to parent	–	(777)	(3,519)	4,296	–
Capital contributions by parent	–	–	14	(14)	–
Return of capital to parent	–	–	(72)	72	–
Notes payable to parent	–	–	84	(84)	–
Notes payable to subsidiaries	83	–	–	(83)	–
Cash provided by (used in) financing activities	(1,682)	(777)	(1,168)	2,903	(724)
Cash and short-term securities
Increase (decrease) during the year	(1)	(1,674)	1,137	–	(538)
Effect of foreign exchange rate changes on cash and short-term securities	1	353	468	–	822
Balance, beginning of year	21	3,638	11,439	–	15,098
Balance, end of year	21	2,317	13,044	–	15,382
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	21	4,133	11,811	–	15,965
Net payments in transit, included in other liabilities	–	(495)	(372)	–	(867)
Net cash and short-term securities, beginning of year	21	3,638	11,439	–	15,098
End of year
Gross cash and short-term securities	21	2,783	13,411	–	16,215
Net payments in transit, included in other liabilities	–	(466)	(367)	–	(833)
Net cash and short-term securities, end of year	$21	$2,317	$13,044	$–	$15,382
Supplemental disclosures on cash flow information:
Interest received	$427	$4,381	$7,074	$(930)	$10,952
Interest paid	373	92	1,677	(930)	1,212
Income taxes paid (refund)	(59)	286	234	–	461